Pension schemes - Plan assets (Details) - Plan assets [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Fair value plan assets at the beginning of the year	€ 973	€ 755
Interest Income	39	28
Employer contributions	345	250
Administrative expenses	(5)	(4)
Taxes on contributions	(15)	(11)
Insurance premiums for risk benefits	(14)	(10)
Return on plan assets	(1)	(53)
Actuarial gain on fair value of the plan assets.	(68)	18
Fair value plan assets at the end of the year	€ 1,254	€ 973